Provisions - Restructuring-related provision (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Provisions - Text Details (Detail) [Line Items]
Unused provision reversed, other provisions		€ 88
Restructuring provision [member]
Provisions - Text Details (Detail) [Line Items]
Other provisions at beginning of period		201
Other provisions at end of period				€ 201
Restructuring provision [member] | Connected Care & Health Informatics [Member]
Provisions - Text Details (Detail) [Line Items]
Other provisions at beginning of period	€ 20	13		21
Additional provisions, other provisions	19	27		11
Provision used, other provisions	(13)	(12)		(14)
Unused provision reversed, other provisions	(8)	(6)		(6)
Increase (decrease) through transfers and other changes, other provisions		(1)	[1]	1	[2]
Other provisions at end of period	18	20		13
Restructuring provision [member] | Diagnosis & Treatment [Member]
Provisions - Text Details (Detail) [Line Items]
Other provisions at beginning of period	38	13		28
Additional provisions, other provisions	60	46		11
Provision used, other provisions	(32)	(16)		(19)
Unused provision reversed, other provisions	(11)	(5)		(6)
Increase (decrease) through transfers and other changes, other provisions		(1)	[1]	(1)	[2]
Other provisions at end of period	55	38		13
Restructuring provision [member] | Lighting [Member]
Provisions - Text Details (Detail) [Line Items]
Other provisions at beginning of period		133		178
Additional provisions, other provisions		9		95
Provision used, other provisions		(35)		(118)
Unused provision reversed, other provisions		(3)		(27)
Increase (decrease) through transfers and other changes, other provisions		(104)	[1]	5	[2]
Other provisions at end of period				133
Restructuring provision [member] | Other [Member]
Provisions - Text Details (Detail) [Line Items]
Other provisions at beginning of period	47	37		38
Additional provisions, other provisions	42	55		34
Provision used, other provisions	(47)	(27)		(17)
Unused provision reversed, other provisions	(16)	(16)		(20)
Increase (decrease) through transfers and other changes, other provisions		(1)	[1]	2	[2]
Other provisions at end of period	26	47		37
Restructuring provision [member] | Personal Health [Member]
Provisions - Text Details (Detail) [Line Items]
Other provisions at beginning of period	7	5		32
Additional provisions, other provisions	14	14		7
Provision used, other provisions	(6)	(5)		(29)
Unused provision reversed, other provisions	(1)	(6)		(2)
Increase (decrease) through transfers and other changes, other provisions		(1)	[1]	(3)	[2]
Other provisions at end of period	14	7		5
Restructuring provision [member] | Philips Group [Member]
Provisions - Text Details (Detail) [Line Items]
Other provisions at beginning of period	112	201		297
Additional provisions, other provisions	136	150		158
Provision used, other provisions	(98)	(96)		(197)
Unused provision reversed, other provisions	(37)	(37)		(61)
Increase (decrease) through transfers and other changes, other provisions		(107)	[1]	4	[2]
Other provisions at end of period	€ 114	€ 112		€ 201

[1]	Other changes primarily relate to translation differences and reclassification to liabilities directly associated with assets held for sale.
[2]	Other changes primarily relate to translation differences and transfers between segments